Segmented and Geographic Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of operating segments [line items]
Net interest income	$ 10,065	$ 8,977	$ 8,366
Non-interest income	7,769	7,303	6,669
Revenue	17,834	16,280	15,035
Provision for (reversal of) credit losses	870	829	1,051
Amortization and impairment	657	542	462
Other non-interest expenses	9,601	9,029	8,509
Income (loss) before income taxes	6,706	5,880	5,013
Income taxes	1,422	1,162	718
Net income (loss)	5,284	4,718	4,295
Net income attributable to non-controlling interests	17	19	20
Equity shareholders	5,267	4,699	4,275
Average assets	598,441	542,365	509,140
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	17,834	16,280	15,035
Canada [member]
Disclosure of operating segments [line items]
Net interest income	7,963	7,829	7,639
Non-interest income	6,030	5,720	5,208
Revenue	13,993	13,549	12,847
Provision for (reversal of) credit losses	740	730	890
Amortization and impairment	469	431	374
Other non-interest expenses	7,655	7,534	7,295
Income (loss) before income taxes	5,129	4,854	4,288
Income taxes	1,021	928	616
Net income (loss)	4,108	3,926	3,672
Net income attributable to non-controlling interests
Equity shareholders	4,108	3,926	3,672
Average assets	476,224	451,831	420,432
U.S [member]
Disclosure of operating segments [line items]
Net interest income	1,204	449	64
Non-interest income	895	675	576
Revenue	2,099	1,124	640
Provision for (reversal of) credit losses	57	68	93
Amortization and impairment	136	64	46
Other non-interest expenses	1,231	805	556
Income (loss) before income taxes	675	187	(55)
Income taxes	288	88	(13)
Net income (loss)	387	99	(42)
Net income attributable to non-controlling interests
Equity shareholders	387	99	(42)
Average assets	80,935	52,023	53,694
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	793	639	577
Non-interest income	567	646	620
Revenue	1,360	1,285	1,197
Provision for (reversal of) credit losses	75	31	22
Amortization and impairment	44	39	35
Other non-interest expenses	530	518	473
Income (loss) before income taxes	711	697	667
Income taxes	72	110	87
Net income (loss)	639	587	580
Net income attributable to non-controlling interests	17	19	20
Equity shareholders	622	568	560
Average assets	31,101	28,553	27,599
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	105	60	86
Non-interest income	277	262	265
Revenue	382	322	351
Provision for (reversal of) credit losses	(2)	0	46
Amortization and impairment	8	8	7
Other non-interest expenses	185	172	185
Income (loss) before income taxes	191	142	113
Income taxes	41	36	28
Net income (loss)	150	106	85
Net income attributable to non-controlling interests	0	0	0
Equity shareholders	150	106	85
Average assets	10,181	9,958	7,415
Capital markets [member]
Disclosure of operating segments [line items]
Net interest income	1,413	1,647	1,958
Non-interest income	1,487	1,164	787
Revenue	2,912	2,823	2,756
Provision for (reversal of) credit losses	(30)	(4)	155
Amortization and impairment	4	5	5
Other non-interest expenses	1,488	1,368	1,323
Income (loss) before income taxes	1,450	1,454	1,273
Income taxes	381	364	281
Net income (loss)	1,069	1,090	992
Net income attributable to non-controlling interests
Equity shareholders	1,069	1,090	992
Average assets	166,231	156,440	154,805
Capital markets [member] | Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	12	12	11
Capital markets [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,912	2,823	2,756
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Net interest income	1,236	545	169
Non-interest income	530	331	216
Revenue	1,766	876	385
Provision for (reversal of) credit losses	79	84	(2)
Amortization and impairment	107	33	14
Other non-interest expenses	916	501	274
Income (loss) before income taxes	664	258	99
Income taxes	99	55	12
Net income (loss)	565	203	87
Net income attributable to non-controlling interests
Equity shareholders	565	203	87
Average assets	42,028	19,905	8,423
U.S. Commercial banking and wealth management [member] | Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
U.S. Commercial banking and wealth management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,766	876	385
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	6,167	5,752	5,473
Non-interest income	1,976	2,193	1,896
Revenue	8,605	8,372	7,748
Provision for (reversal of) credit losses	741	766	736
Amortization and impairment	98	87	91
Other non-interest expenses	4,297	4,261	4,023
Income (loss) before income taxes	3,469	3,258	2,898
Income taxes	922	838	738
Net income (loss)	2,547	2,420	2,160
Net income attributable to non-controlling interests
Equity shareholders	2,547	2,420	2,160
Average assets	259,130	246,316	222,642
Canadian Personal and Small Business Banking [member] | Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	462	427	379
Canadian Personal and Small Business Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	8,605	8,372	7,748
Canadian Commercial Banking and Wealth Management [Member]
Disclosure of operating segments [line items]
Net interest income	1,120	984	930
Non-interest income	3,219	3,045	2,732
Revenue	3,865	3,590	3,272
Provision for (reversal of) credit losses	5	16	29
Amortization and impairment	9	9	13
Other non-interest expenses	2,059	2,012	1,877
Income (loss) before income taxes	1,792	1,553	1,353
Income taxes	485	415	362
Net income (loss)	1,307	1,138	991
Net income attributable to non-controlling interests
Equity shareholders	1,307	1,138	991
Average assets	55,713	50,832	46,555
Canadian Commercial Banking and Wealth Management [Member] | Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(474)	(439)	(390)
Canadian Commercial Banking and Wealth Management [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	3,865	3,590	3,272
All other segments [member]
Disclosure of operating segments [line items]
Net interest income	129	49	(164)
Non-interest income	557	570	1,038
Revenue	686	619	874
Provision for (reversal of) credit losses	75	(33)	133
Amortization and impairment	439	408	339
Other non-interest expenses	841	887	1,012
Income (loss) before income taxes	(669)	(643)	(610)
Income taxes	(465)	(510)	(675)
Net income (loss)	(204)	(133)	65
Net income attributable to non-controlling interests	17	19	20
Equity shareholders	(221)	(152)	45
Average assets	75,339	68,872	76,715
All other segments [member] | Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 686	$ 619	$ 874